THE ALGER PORTFOLIOS

Alger Mid Cap Growth Portfolio

Class I-2 Shares

Supplement dated November 1, 2010 to the
Prospectus dated May 1, 2010
As supplemented to date

Alger Mid Cap Growth Portfolio

The following is added under the heading "Management" on page 11 of the Prospectus:

Co-Portfolio Managers:

Ankur Crawford, Ph.D. Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010	Michael Young Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010

The following replaces the entry for Alger Mid Cap Growth Portfolio in the chart under the heading "Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments" on page 40 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Mid Cap Growth Portfolio	Portfolio Manager: Dan C. Chung, CFA Co-Portfolio Managers: Ankur Crawford, Ph.D. Michael Young	September 2001 November 2010 November 2010

In addition, the following paragraphs are added to the descriptions of portfolio managers on page 40 of the Prospectus.

"Ms, Crawford has been employed by the Manager since 2004 and currently serves as Senior Vice President, Senior Analyst and co-portfolio manager.

Mr. Young has been employed by the Manager since 2008 and currently serves as Senior Vice President, Senior Analyst and co-portfolio manager."

APPI-2 110110

THE ALGER PORTFOLIOS

Alger Mid Cap Growth Portfolio

Class S Shares

Supplement dated November 1, 2010 to the
Prospectus dated May 1, 2010
As supplemented to date

Alger Mid Cap Growth Portfolio

The following is added under the heading "Management" on page 11 of the Prospectus:

Co-Portfolio Managers:

Ankur Crawford, Ph.D. Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010	Michael Young Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010

The following replaces the entry for Alger Mid Cap Growth Portfolio in the chart under the heading "Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments" on page 30 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Mid Cap Growth Portfolio	Portfolio Manager: Dan C. Chung, CFA Co-Portfolio Managers: Ankur Crawford, Ph.D. Michael Young	September 2001 November 2010 November 2010

In addition, the following paragraphs are added to the descriptions of portfolio managers on pages 30-31 of the Prospectus.

"Ms, Crawford has been employed by the Manager since 2004 and currently serves as Senior Vice President, Senior Analyst and co-portfolio manager.

Mr. Young has been employed by the Manager since 2008 and currently serves as Senior Vice President, Senior Analyst and co-portfolio manager."

APPS 110110

THE ALGER PORTFOLIOS

Alger Mid Cap Growth Portfolio

Supplement Dated November 1, 2010 to the
Statement of Additional Information
Dated May 1, 2010

The following updates the information in the Statement of Additional Information regarding The Alger Portfolios.

(1)  A line item regarding other accounts managed by each of Ankur Crawford and Michael Young in the table under "Other Accounts Managed by Portfolio Managers" on page 25 of the Statement of Additional Information is added, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Ankur Crawford, Ph.D.*	2	($1,095.9)	1	($20.5)	—
Michael Young*	2	($1,095.9)	1	($20.5)	—

* This information is provided as of October 22, 2010.

(2)  A line item regarding each of Ankur Crawford's and Michael Young's ownership of Alger Mid Cap Growth Fund shares in the table under "Securities Owned by the Portfolio Managers" on page 26 of the Statement of Additional Information is added, as follows: "Currently neither Ms. Crawford nor Mr. Young owns any shares of Alger Mid Cap Growth Portfolio."

TAP 110110